Subsequent Events - Additional Information (Details) - USD ($)						3 Months Ended
	Apr. 18, 2024	Apr. 16, 2024	Apr. 15, 2024	Mar. 21, 2024	Mar. 07, 2024	Mar. 31, 2024
Common Stock
Subsequent Event [Line Items]
Number of shares issued						4,259,640,000
GEM Agreement | Forecast | Common Stock
Subsequent Event [Line Items]
Number of shares sold			3,702,703
Net proceeds from sale of stock			$ 5,250,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares granted		2,125,000
Exercise price per share		$ 0.988
Subsequent Event [Member] | Common Stock | Miners
Subsequent Event [Line Items]
Number of shares issued					556,937
Subsequent Event [Member] | Executive Employment Agreements | Chief Executive Officer
Subsequent Event [Line Items]
Annual base salary	$ 500,000
Annual target bonus	500,000
Special bonus amount	200,000
Subsequent Event [Member] | Executive Employment Agreements | Chief Financial Officer
Subsequent Event [Line Items]
Annual base salary	300,000
Annual target bonus	300,000
Special bonus amount	300,000
Subsequent Event [Member] | Executive Employment Agreements | Chief Research Officer
Subsequent Event [Line Items]
Annual base salary	180,000
Annual target bonus	$ 100,000
Subsequent Event [Member] | Evaluation Agreement | Miners
Subsequent Event [Line Items]
Miners purchased				$ 350,000
Subsequent Event [Member] | Stock Option
Subsequent Event [Line Items]
Expiration date		10 years